INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

12.	INTANGIBLE ASSETS

Composition of Consolidated’s intangible assets as of December 31, 2025 and 2024, respectively:

								Consolidated
	Ref.	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Cost		4,675,302	718,929	276,617	217,560	6,431,706	2,283	12,322,397
Accumulated amortization		(549,047)	(633,653)	(258,909)	(3,563)	(340,744)		(1,785,916)
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Effect of foreign exchange differences			4,748	504	36,655			41,907
Acquisitions				2,956				2,956
Transfer between groups - fixed assets				70,819		3,644		74,463
Write-offs				(798)				(798)
Amortization			(49,785)	(26,975)	(4)	(141,446)		(218,210)
Transfers to other asset categories				49,786	1,780	(51,566)
Others						1,292		1,292
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091
Cost		4,675,302	858,748	389,604	256,085	6,384,805	2,283	12,566,827
Accumulated amortization		(549,047)	(818,509)	(275,604)	(3,657)	(481,919)		(2,128,736)
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091
Effect of foreign exchange differences			15	37	734	262		1,048
Acquisitions				2,977				2,977
Transfer between groups - fixed assets				45,190				45,190
Amortization	28		(9,669)	(36,325)	(17)	(144,393)		(190,404)
Transfers to other asset categories			(13,715)	21,300	339	(5,652)	(2,272)
Acquisition of stakes in subsidiaries		653,074	8,247	1,044	45,280			707,645
Others						1,578		1,578
Balance at December 31, 2025		4,779,329	25,117	148,223	298,764	5,754,681	11	11,006,125
Cost		5,328,376	881,322	436,871	302,347	6,383,219	11	13,332,146
Accumulated amortization		(549,047)	(856,205)	(288,648)	(3,583)	(628,538)		(2,326,021)
Balance at December 31, 2025		4,779,329	25,117	148,223	298,764	5,754,681	11	11,006,125
(*)	Composed mainly of: (i) mining rights amortized by production volume and (ii) Concession contract for hydroelectric resource utilization in acquiring control of Companhia Estadual de Geração de Energia Elétrica- CEEE-G, with amortization performed over the contract's term.

12.a)	Goodwill Impairment Test

Goodwill arising from expected future profitability of acquired companies and intangible assets of brands with indefinite useful lives were allocated to CSN's operating divisions (CGUs), which represent the lowest level of assets or group of assets of the Group.

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024

Packaging (1)	Steel	170,163	170,163			170,163	170,163
Long steel (2)	Steel	235,595	235,595	218,614	217,538	454,209	453,133
Mining (3)	Mining	3,236,402	3,236,402			3,236,402	3,236,402
Cements (4)	Cement	468,870	468,870	34,835	34,822	503,705	503,692
Road logistics(5)	Logistics	613,911				613,911
Services(6)	Others	54,388	15,225			54,388	15,225
		4,779,329	4,126,255	253,449	252,360	5,032,778	4,378,615
(1)	Acquisition of CBL Group in 2011 and Metalgráfica Iguaçu in 2022 by Prada
(2)	Acquisition of Stahlwerk Thuringen GmbH (“SWT”) and Gallardo Sections in 2012 by CSN
(3)	Acquisition of Namisa in 2015 by CSN Mineração
(4)	Acquisition of Elizabeth Cimentos S.A. in 2021 and CSN Cimentos Brasil S.A in 2022 by CSN
(5)	Transaction related to the acquisition of participation in the Estrela Comércio e Participações S.A Group (see note 3)
(6)	Acquisition of CBSI in 2019 by CSN and Global Dot (see note 3).

The estimated average useful lives for the period are as follows (in years):

		Consolidated
	12/31/2025	12/31/2024
Software	8	8
Customer relationships	13	13

Accounting Policy

Intangible assets basically comprise assets acquired from third parties, including through a business combination. These assets are recorded at acquisition or formation cost and deducted from amortization calculated using the straight-line method based on the economic useful life of each asset, within the estimated exploration or recovery periods. The cost of intangible assets acquired as part of a business combination corresponds to fair value at the acquisition date.

Mineral exploration rights are classified as rights and licenses in the intangible asset group.

Intangible assets with indefinite useful lives are not amortized.

•	Goodwill

Goodwill is represented by the positive difference between the amount paid and/or payable for the acquisition of a business and the net amount of the fair value of the assets and liabilities acquired. The goodwill from business combinations is recorded as an intangible asset in the consolidated financial statements. In the individual balance sheet goodwill is included in investments. Gains from advantageous purchases are recorded as gain in profit or loss for the year on the acquisition date. Goodwill is tested annually to verify losses (impairment) or at any time whenever circumstances indicate a possible loss. Impairment losses recognized on goodwill are not reversed. Gains and losses from the disposal of a Cash-generating Unit (“CGU”) include the carrying amount of goodwill related to the CGU sold.

•        Trademarks and Patents

Acquired trademarks and patents are registered at historical cost. Whenever trademarks and patents arise from business combinations, they are initially recognized at fair value as of the acquisition date. Amortization of trademarks and patents with a defined useful life is calculated using the straight-line method over the estimated period of economic benefit.

•        Customer Portfolio

Customer relationships arising from business combinations are recognized as identifiable intangible assets (customer portfolio) at fair value as of the acquisition date. Amortization is calculated using the straight-line method based on estimated useful life.

•	Rights and Licenses

Rights and licenses are measured at acquisition cost whenever they are obtained independently. When they acquired as part of business combinations, rights and licenses are recognized as identifiable intangible assets at fair value as of the acquisition date. In the specific case of mining rights, amortization is appropriated under the method of units produced, which is based on the deposit’s economic depletion and the volume of estimated mineral reserves. These figures reflect the consumption pattern of future economic benefits. For remaining rights and licenses with a defined useful life, amortization is calculated using the straight-line method over the estimated period of economic benefit.